INCOME TAXES (Details 2) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Property, plant and equipment	$ 127,305
Inventory	127,846
ROU Leases	(108,206)
Net Operating Loss Carryforward (federal)	318,614
Net Operating Loss Carryforward (state)	4,799
Net deferred tax assets:	$ 470,358